Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period	251,017	285,816
Number of outstanding units granted	10,452	8,269
Number of outstanding units granted in lieu of dividends	5,669	8,430
Number of outstanding units redeemed	(42,292)	(51,498)
Number of outstanding units cancelled	0	0
Number of outstanding units, end of period	224,846	251,017
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period	18,649	13,864
Number of outstanding units granted	8,100	11,500
Number of outstanding units granted in lieu of dividends	613	773
Number of outstanding units redeemed	(6,907)	(7,488)
Number of outstanding units cancelled	0	0
Number of outstanding units, end of period	20,455	18,649
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period	572,272	610,578
Number of outstanding units granted	163,500	261,760
Number of outstanding units granted performance factor		55,592
Number of outstanding units performance factor impact on redemption	(102,557)
Number of outstanding units granted in lieu of dividends	14,383	18,082
Number of outstanding units redeemed	(34,186)	(355,415)
Number of outstanding units cancelled	(8,517)	(18,325)
Number of outstanding units, end of period	604,895	572,272